Share Capital and Warrants	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Share Capital and Warrants

26. SHARE CAPITAL AND WARRANTS
A) Authorized
Cenovus is authorized to issue an unlimited number of common shares, and first and second preferred shares not exceeding, in aggregate, 20 percent of the number of issued and outstanding common shares. The first and second preferred shares may be issued in one or more series with rights and conditions to be determined by the Board of Directors prior to issuance and subject to the Company’s articles.
B) Issued and Outstanding – Common Shares

	2025		2024
	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	1,825,038	15,659	1,871,868	16,031
Issued Under the MEG Acquisition, Net of Issuance Costs (Note 4)	143,935	3,667	—	—
Issued Upon Exercise of Warrants	2,471	24	3,982	39
Issued Under Stock Option Plans	1,394	20	5,049	68
Purchase of Common Shares under NCIB	(89,438)	(771)	(55,861)	(479)
Outstanding, End of Year	1,883,400	18,599	1,825,038	15,659
As at December 31, 2025, there were 24.9 million common shares available for future issuance under the stock option plan.
C) Normal Course Issuer Bid
For the year ended December 31, 2025, the Company purchased and cancelled 89.4 million common shares (2024 – 55.9 million) through the NCIB. The shares were purchased at a volume weighted average price of $21.87 per common share (2024 – $25.38) for a total of $2.0 billion (2024 – $1.4 billion). Paid in surplus representing the retained earnings prior to the split with Encana Corporation, now known as Ovintiv Inc. (“Ovintiv”), was reduced in full by $541 million. Retained earnings was then reduced by $683 million. The cumulative reduction to paid in surplus and retained earnings was $1.2 billion, which relates to the excess of the purchase price of the common shares over their average carrying value and share buyback tax of $38 million.
For the year ended December 31, 2024, paid in surplus was reduced by $966 million, representing the excess of the purchase price of the common shares over their average carrying value of $939 million and share buyback tax of $27 million.
On November 7, 2025, the Company received approval from the TSX to renew the Company’s NCIB program to purchase up to 120.3 million common shares during the period from November 11, 2025, to November 10, 2026.
From January 1, 2026, to February 13, 2026, the Company purchased an additional 5.0 million common shares for $126 million. As at February 13, 2026, the Company can further purchase up to 107.9 million common shares under the NCIB.
D) Treasury Shares
Cenovus has an employee benefit plan trust (the “Trust”). The Trust, through an independent trustee, acquires Cenovus’s common shares on the open market, which are held to satisfy the Company’s obligations under certain stock-based compensation plans.

	2025		2024
	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	2,000	43	—	—
Purchase of Common Shares Under Employee Benefit Plan	7,100	155	2,000	43
Distributed Under Employee Benefit Plan	(3,842)	(82)	—	—
Outstanding, End of Year	5,258	116	2,000	43
Paid in surplus was reduced by $6 million, representing the difference between the long-term incentive obligation and the weighted average carrying value of the treasury shares on settlement.
E) Issued and Outstanding – Preferred Shares
First Preferred Shares

	2025		2024
	Number of Preferred Shares (thousands)	Amount	Number of Preferred Shares (thousands)	Amount
Outstanding, Beginning of Year	26,000	356	36,000	519
Preferred Shares Redeemed	(14,000)	(243)	(10,000)	(163)
Outstanding, End of Year	12,000	113	26,000	356
On March 31, 2025, and June 30, 2025, Cenovus exercised its right to redeem all 8.0 million of the Company's series 5 preferred shares and all 6.0 million of the Company's series 7 preferred shares, respectively. The preferred shares were redeemed at a price of $25.00 per share for a total of $350 million. Paid in surplus was reduced by $107 million, representing the excess of the purchase price of the preferred shares over their carrying value.
On December 31, 2024, Cenovus exercised its right to redeem all 10.0 million of the Company’s series 3 preferred shares at a price of $25.00 per share for a total of $250 million. Paid in surplus was reduced by $87 million, representing the excess of the purchase price of the series 3 preferred shares over their carrying value.
The Company had the following preferred shares outstanding as at December 31, 2025:

As at December 31, 2025	Dividend Reset Date	Dividend Rate (percent)	Number of Preferred Shares (thousands)
Series 1 First Preferred Shares	March 31, 2026	2.58	10,740
Series 2 First Preferred Shares (1)	Quarterly	3.95	1,260
(1)The floating-rate dividend was 5.21 percent from December 31, 2024, to March 30, 2025 (December 31, 2023, to March 30, 2024 – 6.77 percent); 4.57 percent from March 31, 2025, to June 29, 2025 (March 31, 2024, to June 29, 2024 – 6.71 percent); 4.37 percent from June 30, 2025, to September 29, 2025 (June 30, 2024, to September 29, 2024 – 6.60 percent); and 4.39 percent from September 30, 2025, to December 30, 2025 (September 30, 2024, to December 30, 2024 – 5.94 percent).
Every five years, subject to certain conditions, the holders of first preferred shares will have the right, at their option, to convert their shares into a specified series of first preferred shares should the Company elect to not redeem the shares. On March 31, 2026, and on March 31 every five years thereafter, holders of series 1 and series 2 first preferred shares will have such option to convert their shares into the other series.
Each series of outstanding first preferred shares are entitled to receive a cumulative quarterly dividend, payable on the last day of March, June, September and December in each year, if, as and when declared by Cenovus’s Board of Directors. For the series 1 first preferred shares, such dividend rate resets every five years at the rate equal to the sum of the five-year Government of Canada bond yield on the applicable calculation date plus 1.73 percent. For the series 2 first preferred shares, such dividend rate resets every quarter at the rate equal to the sum of the 90-day Government of Canada Treasury Bill yield on the applicable calculation date plus 1.73 percent.
Every five years, subject to certain conditions, on the applicable conversion date Cenovus may, at its option, redeem all or any number of the then-outstanding series of first preferred shares by payment of an amount in cash for each share to be redeemed equal to $25.00. In addition, subject to certain conditions, on any other date Cenovus may, at its option, redeem all or any number of the then-outstanding series 2 first preferred shares, by payment of an amount in cash for each share to be redeemed equal to $25.50. In each case, such payment shall also include all accrued and unpaid dividends thereon to but excluding the date fixed for redemption (less any tax or other amount required to be deducted and withheld).
If a dividend on any preferred share is not paid in full on any dividend payment date, then a dividend restriction on the common shares shall apply. The preferred share dividends are cumulative.
Second Preferred Shares
There were no second preferred shares outstanding as at December 31, 2025 (December 31, 2024 – nil).
F) Issued and Outstanding – Warrants

	2025		2024
	Number of Warrants (thousands)	Amount	Number of Warrants (thousands)	Amount
Outstanding, Beginning of Year	3,643	12	7,625	25
Exercised	(2,471)	(8)	(3,982)	(13)
Outstanding, End of Year	1,172	4	3,643	12
The exercise price of the warrants was $6.54 per share. The warrants expired on January 1, 2026.
G) Paid in Surplus

	Retained Earnings Prior to Ovintiv Split	Stock-Based Compensation	Total
As at December 31, 2023	1,707	295	2,002
Common Shares Issued on Exercise of Stock Options	—	(16)	(16)
Purchase of Common Shares Under NCIB	(966)	—	(966)
Preferred Shares Redeemed	(87)	—	(87)
Stock-Based Compensation Expense	—	11	11
As at December 31, 2024	654	290	944
Common Shares Issued on Exercise of Stock Options	—	(4)	(4)
Purchase of Common Shares Under NCIB	(541)	—	(541)
Common Shares Issued Under Employee Benefit Plan	(6)	—	(6)
Preferred Shares Redeemed	(107)	—	(107)
Stock-Based Compensation Expense	—	12	12
As at December 31, 2025	—	298	298